Note 15 - Stock-based Compensation - Fair Value Assumptions of Stock Options and ESOP (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	1.52%	1.48%	0.51%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	91 days	91 days	91 days
Volatility	44.00%	29.00%	40.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	2.43%	2.32%	1.18%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	94 days	94 days	94 days
Volatility	58.00%	59.00%	79.00%
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	5 years	5 years	5 years
Volatility	42.00%
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Risk-free interest rate	1.39%	2.51%	1.84%
Volatility		39.00%	37.00%
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Risk-free interest rate	2.43%	2.85%	1.93%
Volatility		42.00%	38.00%